Segment information	12 Months Ended
Dec. 31, 2017
Segment information
Segment information

28. Segment information

Segment revenue and results

        The Group has determined that it operates in two operating segments: (1) Vip.com, (2) Internet finance business.

        The Group derives the results of the segments directly from its internal management reporting system. The CODM measures the performance of each segment based on metrics of revenue and income (loss) from operations and uses these results to evaluate the performance of, and to allocate resources to, each of the segments.

Segment revenue and results

        The table below provides a summary of the Group's operating segment results for the years ended December 31, 2015, 2016 and 2017:

	Year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Net revenues
Vip.com	40,141,216	56,552,877	72,817,634
Internet finance business	61,996	114,735	249,726
Inter-segment revenues(1)	—	(76,310)	(155,047)

Total net revenues	40,203,212	56,591,302	72,912,313
Income (loss) from operations
Vip.com	2,632,643	3,665,649	4,063,238
Internet finance business(2)	5,689	(172,750)	(366,025)
Unallocated expenses(3)	(567,783)	(785,190)	(1,006,767)

Total income from operations	2,070,549	2,707,709	2,690,446
Total other expenses	(20,029)	(41,625)	(149,593)

Income before income taxes and share of loss of affiliates	2,050,520	2,666,084	2,540,853

        Depreciation of property and equipment, net (included in the measurement of segment profit or loss):

	Year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Vip.com	291,055	610,293	714,656
Internet finance business	346	683	6,184

Total depreciation of property and equipment, net	291,401	610,976	720,840

(1)	Inter-segment revenues mainly consist of payment processing and financing services provided by the Internet finance business to Vip.com.
(2)

The operating loss of the Internet finance business includes the interest revenue of RMB15,525, RMB45,969 and RMB161,752 for the years ended December 31, 2015, 2016 and 2017, respectively, and interest expense of nil, RMB29, 426 and RMB121,793 for the years ended December 31, 2015, 2016 and 2017, respectively.

(3)	Unallocated expenses include share-based compensation and amortization of intangible assets resulting from assets and business acquisitions, which are not allocated to segments.

Segment assets

	Year ended December 31,
	2016	2017
	RMB	RMB
Vip.com	20,058,967	30,158,119
Internet finance business	5,035,486	7,824,701

Total assets	25,094,453	37,982,820

Other segment information

        Product revenues relate to sales of apparel, shoes and bags and other products.

        Other revenues relate to revenues from product promotion and online advertising, and commission fees charged to third-party merchants which the Company provides platform access for sales of their product, and revenues from logistic and warehouse services provided to vendors of the Group.

	Year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Product revenues
Apparel	13,887,533	20,381,929	24,642,418
Shoes and bags	5,439,785	7,734,909	8,340,015
Cosmetics	5,191,552	7,574,423	10,607,267
Sportswear and sporting goods	2,656,546	3,518,007	4,747,077
Home goods and other lifestyle products	2,941,734	6,622,624	9,875,682
Toys, kids and baby	4,609,484	5,535,834	6,978,246
Other goods	4,683,327	3,914,174	5,980,948

	39,409,961	55,281,900	71,171,653
Other revenues	793,251	1,309,402	1,740,660

Total net revenues	40,203,212	56,591,302	72,912,313

Geographic information

        Substantially all revenues and long-lived assets of Group are derived from and located in the PRC.